Sundry Income	6 Months Ended
Dec. 31, 2022
Sundry Income, Net [Abstract]
SUNDRY INCOME

10. SUNDRY INCOME

Components of sundry income are as follows:

	Six months ended December 31,
	2021	2022
	RMB	RMB	US$

Government grants	1,673	679	99
Others	1	44	6
Total sundry income	1,674	723	105

Government grants were recognized as sundry income when received upon the compliance with the conditions, and primarily represented subsidies received from the local governments as reward for financial contribution and capital expenditure incurred on certain projects.